Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss from operations	$ (2,748,874)	$ (2,409,397)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	498	998
Amortization expense	667,883
Gain recognized on common stock issued to settle liability	79,591
Stock-based compensation		635
Amortization of debt discount	9,350	435,498
Non-cash interest expense		61,533
Changes in operating assets and liabilities:
Accounts payable and accrued expenses	1,455,145	1,299,105
Accrued expenses - related party	288,000	288,000
NET CASH USED IN OPERATING ACTIVITIES	(248,407)	(323,628)
Effect of exchange rate on cash	48,886
Net decrease in cash	(199,521)	(323,628)
Cash, beginning of year	1,032,646	1,356,274
Cash, end of year	833,125	1,032,646
NON-CASH INVESTING AND FINANCING ACTIVITIES
Common stock issued to settle accounts payable and accrued expenses	477,417	43,750
Issuance of Preferred Series B	4,400
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest
Cash paid for income taxes